EARNINGS (LOSS) PER SHARE (EPS) - Basic (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Basic numerator
Net income (loss) available to owners of parent	R$ 2,303,868	R$ (359,360)	R$ (2,890,811)
Basic denominator
Basic earnings/(loss) per share	R$ 1.35	R$ (0.21)	R$ (1.70)
Common shares
Basic numerator
Net income (loss) available to owners of parent	R$ 774,279	R$ (120,267)	R$ (969,954)
Basic denominator
Weighted-average outstanding shares, after deducting the average treasury shares	571,929,945	571,929,945	571,929,945
Basic earnings/(loss) per share	R$ 1.35	R$ (0.21)	R$ (1.70)
Preferred shares
Basic numerator
Net income (loss) available to owners of parent	R$ 1,529,589	R$ (239,093)	R$ (1,920,857)
Basic denominator
Weighted-average outstanding shares, after deducting the average treasury shares	1,129,851,598	1,137,012,265	1,132,626,373
Basic earnings/(loss) per share	R$ 1.35	R$ (0.21)	R$ (1.70)